CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014
Operating activities:
Net income (loss)	$ 46,204	$ 5,177	$ (127,686)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	82,451	78,875	82,245
Amortization and write-off of deferred financing costs	4,237	4,700	4,464
Amortization of debt (premium) discount, net	(446)	344	242
Loss on early extinguishment of debt	2,966	13,757
Litigation accrual reversals			(16,953)
Valuation charges	4,424	9,000	162,100
Deferred income taxes	4,050	943	(9,913)
Stock compensation expense	5,083	3,413	4,413
Gain on sale of discontinued operations	6,424
Gain on derivative instruments			(398)
Loss (gain) on disposal of assets	143	102	(535)
Changes in operating assets and liabilities:
Marketable securities	179	7,772	(1,769)
Accounts receivable	(1,539)	1,444	(1,537)
Income taxes payable/receivable	(2)	198	4,716
Prepaid expenses and other assets	(529)	1,041	4,120
Accounts payable and accrued liabilities	(4,885)	(1,198)	(16,760)
Net cash provided by operating activities	135,912	125,568	86,749
Investing activities:
Purchase of property and equipment	(70,262)	(41,686)	(38,149)
Proceeds from asset sales	11,496	73	49,881
Payment towards gaming license			(7,500)
Restricted cash and investments	(425)	340	1,879
Net cash (used in) provided by investing activities	(59,191)	(41,273)	6,111
Financing activities:
Proceeds from long-term debt borrowings		153,000
Net (repayments) borrowings on line of credit	(7,500)	10,300	(90,200)
Principal repayments on long-term debt	(62,399)	(238,061)	(626)
Premium payments on retirement of long-term debt	(2,409)	(10,465)
Payment of deferred financing costs	(209)	(2,536)	(673)
Payment of other long-term obligation	(9,384)
Proceeds from exercise of stock options	869	74
Net cash used in financing activities	(81,032)	(87,688)	(91,499)
Net increase (decrease) in cash and cash equivalents	(4,311)	(3,393)	1,361
Cash and cash equivalents at beginning of year	66,437	69,830	68,469
Cash and cash equivalents at end of year	$ 62,126	$ 66,437	$ 69,830